Fair Value Measurement - Face Value, Net Carrying Value and Fair Value of Secured and Unsecured Notes (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes	$ 598,999	$ 628,813	$ 545,000
Carrying value		0	233,832
Fair Value, Inputs, Level 2 [Member] | Secured Notes and Warrants [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes	222,014	210,986	329,788
Face value of notes outstanding and notes to be issued	223,818	213,443	332,536
Less: unamortized debt issue costs	(21,333)	(22,998)	(10,250)
Carrying value	202,485	190,445	322,286
Fair value of outstanding notes	184,847	163,258	335,295
Fair Value, Inputs, Level 2 [Member] | Secured Notes and Warrants [Member] | PIK Interest Notes Issued [Member]
Fair Value Of Other Financial Instrument [Line Items]
PIK interest notes issued	11,028	0	19,788
PIK interest notes to be issued	1,804	2,457	2,748
Fair Value, Inputs, Level 2 [Member] | Secured Notes and Warrants [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes	210,986	210,986	310,000
Fair Value, Inputs, Level 2 [Member] | Unsecured Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes		24,014	235,000
Face value of notes outstanding and notes to be issued		24,014	235,000
Less: unamortized debt issue costs		(37)	(1,168)
Carrying value		23,977	233,832
Fair value of outstanding notes		23,180	151,928
Fair Value, Inputs, Level 2 [Member] | Unsecured Notes [Member] | PIK Interest Notes Issued [Member]
Fair Value Of Other Financial Instrument [Line Items]
PIK interest notes issued		0	0
PIK interest notes to be issued		0	0
Fair Value, Inputs, Level 2 [Member] | Unsecured Notes [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes		$ 24,014	$ 235,000
Fair Value, Inputs, Level 2 [Member] | First Lien Term Loan [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes	272,438
Face value of notes outstanding and notes to be issued	272,438
Less: unamortized debt issue costs	(19,105)
Carrying value	253,333
Fair value of outstanding notes	272,051
Fair Value, Inputs, Level 2 [Member] | First Lien Term Loan [Member] | PIK Interest Notes Issued [Member]
Fair Value Of Other Financial Instrument [Line Items]
PIK interest notes issued	0
PIK interest notes to be issued	0
Fair Value, Inputs, Level 2 [Member] | First Lien Term Loan [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes	272,438
Fair Value, Inputs, Level 2 [Member] | Second Lien Term Loans [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes	76,413
Face value of notes outstanding and notes to be issued	76,413
Less: unamortized debt issue costs	(13,846)
Carrying value	62,567
Fair value of outstanding notes	76,261
Fair Value, Inputs, Level 2 [Member] | Second Lien Term Loans [Member] | PIK Interest Notes Issued [Member]
Fair Value Of Other Financial Instrument [Line Items]
PIK interest notes issued	6,413
PIK interest notes to be issued	0
Fair Value, Inputs, Level 2 [Member] | Second Lien Term Loans [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of outstanding notes	$ 70,000